UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Value Strategies Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Value Strategies Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,038.10	$ 3.64
Hypothetical A	$ 1,000.00	$ 1,021.22	$ 3.61
Service Class
Actual	$ 1,000.00	$ 1,037.30	$ 4.14
Hypothetical A	$ 1,000.00	$ 1,020.73	$ 4.11
Service Class 2
Actual	$ 1,000.00	$ 1,036.20	$ 4.90
Hypothetical A	$ 1,000.00	$ 1,019.98	$ 4.86
Investor Class
Actual	$ 1,000.00	$ 1,037.20	$ 4.34
Hypothetical A	$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.72%
Service Class	.82%
Service Class 2.97%
Investor Class	.86%

Semiannual Report

VIP Value Strategies Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Belden CDT, Inc.	1.6	1.4
Baxter International, Inc.	1.5	1.9
Safeway, Inc.	1.4	1.5
Xerox Corp.	1.3	1.7
Tyco International Ltd.	1.3	1.1
Endurance Specialty Holdings Ltd.	1.1	1.3
Seagate Technology	1.1	0.7
National Oilwell Varco, Inc.	1.1	1.0
Avon Products, Inc.	1.0	0.4
WMS Industries, Inc.	1.0	0.9
	12.4
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	23.7
Consumer Discretionary	17.9	14.8
Financials	13.2	13.1
Health Care	11.9	13.2
Industrials	8.6	8.1
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 96.7%		Stocks 95.3%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	11.7%	** Foreign investments	11.6%

Semiannual Report

VIP Value Strategies Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.1%
Lear Corp. (d)	22,400	$ 497,504
Automobiles - 0.5%
Monaco Coach Corp.	27,100	344,170
Nissan Motor Co. Ltd.	65,988	725,208
Renault SA	8,400	902,604
		1,971,982
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	49,800	405,372
Hotels, Restaurants & Leisure - 4.5%
Applebee's International, Inc.	21,800	418,996
Brinker International, Inc.	49,500	1,796,850
Carnival Corp. unit	72,500	3,026,150
Domino's Pizza, Inc.	112,000	2,770,880
Gaylord Entertainment Co. (a)	22,043	961,957
OSI Restaurant Partners, Inc.	50,200	1,736,920
Rare Hospitality International, Inc. (a)	20,051	576,667
Royal Caribbean Cruises Ltd.	83,500	3,193,875
WMS Industries, Inc. (a)	146,100	4,001,679
		18,483,974
Household Durables - 2.7%
Harman International Industries, Inc.	14,300	1,220,791
Jarden Corp. (a)(d)	37,200	1,132,740
La-Z-Boy, Inc.	22,500	315,000
Leggett & Platt, Inc.	76,700	1,915,966
Matsushita Electric Industrial Co. Ltd.	27,000	570,510
Newell Rubbermaid, Inc.	50,900	1,314,747
Sealy Corp., Inc.	51,500	683,405
Sony Corp. sponsored ADR	11,200	493,248
The Stanley Works	46,400	2,191,008
Whirlpool Corp.	14,600	1,206,690
		11,044,105
Leisure Equipment & Products - 1.3%
Brunswick Corp.	60,800	2,021,600
Eastman Kodak Co.	124,200	2,953,476
K2, Inc. (a)	3,900	42,666
Polaris Industries, Inc.	6,200	268,460
		5,286,202
Media - 3.5%
CBS Corp. Class B	15,100	408,455
Clear Channel Communications, Inc.	67,300	2,082,935
E.W. Scripps Co. Class A	30,600	1,320,084
Gannett Co., Inc.	53,200	2,975,476
Lamar Advertising Co. Class A (a)	23,100	1,244,166
Live Nation, Inc. (a)	21,262	432,894
Omnicom Group, Inc.	9,000	801,810
The New York Times Co. Class A (d)	60,900	1,494,486
The Reader's Digest Association, Inc. (non-vtg.)	56,500	788,740

	Shares	Value (Note 1)
Tribune Co.	48,800	$ 1,582,584
Viacom, Inc. Class B (non-vtg.) (a)	29,000	1,039,360
		14,170,990
Multiline Retail - 1.6%
Big Lots, Inc. (a)	155,500	2,655,940
Dollar General Corp.	96,800	1,353,264
Family Dollar Stores, Inc.	97,100	2,372,153
		6,381,357
Specialty Retail - 2.9%
AnnTaylor Stores Corp. (a)	61,200	2,654,856
AutoZone, Inc. (a)	4,400	388,080
Best Buy Co., Inc.	10,900	597,756
Gap, Inc.	118,900	2,068,860
Hot Topic, Inc. (a)	52,900	608,879
OfficeMax, Inc.	66,600	2,713,950
Pier 1 Imports, Inc. (d)	83,100	580,038
RadioShack Corp.	5,000	70,000
Tiffany & Co., Inc.	57,800	1,908,556
		11,590,975
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	78,800	2,920,328
TOTAL CONSUMER DISCRETIONARY		72,752,789
CONSUMER STAPLES - 5.3%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	74,100	1,509,417
Cott Corp. (a)	44,800	585,936
SABMiller PLC	56,600	1,020,151
		3,115,504
Food & Staples Retailing - 1.7%
Kroger Co.	57,400	1,254,764
Safeway, Inc.	212,503	5,525,078
		6,779,842
Food Products - 0.8%
Corn Products International, Inc.	62,500	1,912,500
McCormick & Co., Inc. (non-vtg.)	16,600	556,930
TreeHouse Foods, Inc. (a)	27,920	667,009
		3,136,439
Household Products - 0.6%
Colgate-Palmolive Co.	40,100	2,401,990
Personal Products - 1.0%
Avon Products, Inc.	130,600	4,048,600
Tobacco - 0.5%
Altria Group, Inc.	29,200	2,144,156
TOTAL CONSUMER STAPLES		21,626,531
ENERGY - 6.6%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	19,500	1,596,075
Cameron International Corp. (a)	44,200	2,111,434
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
ENSCO International, Inc.	25,200	$ 1,159,704
FMC Technologies, Inc. (a)	44,700	3,015,462
GlobalSantaFe Corp.	23,000	1,328,250
Halliburton Co.	31,100	2,307,931
National Oilwell Varco, Inc. (a)	68,300	4,324,756
Noble Corp.	17,600	1,309,792
Smith International, Inc.	75,500	3,357,485
Transocean, Inc. (a)	20,400	1,638,528
Weatherford International Ltd. (a)	31,800	1,577,916
		23,727,333
Oil, Gas & Consumable Fuels - 0.8%
Cabot Oil & Gas Corp.	10,400	509,600
El Paso Corp.	81,000	1,215,000
EOG Resources, Inc.	15,300	1,060,902
EXCO Resources, Inc.	31,800	362,520
		3,148,022
TOTAL ENERGY		26,875,355
FINANCIALS - 13.2%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	7,600	339,492
Janus Capital Group, Inc.	42,900	767,910
Merrill Lynch & Co., Inc.	29,300	2,038,108
TD Ameritrade Holding Corp.	50,200	743,462
		3,888,972
Commercial Banks - 0.9%
National Australia Bank Ltd.	14,500	378,873
Popular, Inc.	12,400	238,080
UnionBanCal Corp.	9,200	594,228
Wachovia Corp.	48,200	2,606,656
		3,817,837
Diversified Financial Services - 0.6%
Bank of America Corp.	19,100	918,710
FirstRand Ltd.	80,600	189,978
JPMorgan Chase & Co.	26,600	1,117,200
NETeller PLC (a)	10,600	116,847
		2,342,735
Insurance - 5.6%
AFLAC, Inc.	38,400	1,779,840
AMBAC Financial Group, Inc.	30,200	2,449,220
Endurance Specialty Holdings Ltd.	139,300	4,457,600
Genworth Financial, Inc. Class A (non-vtg.)	33,600	1,170,624
Hartford Financial Services Group, Inc.	11,700	989,820
Marsh & McLennan Companies, Inc.	51,600	1,387,524
MBIA, Inc.	43,700	2,558,635
MetLife, Inc.	16,700	855,207
Montpelier Re Holdings Ltd.	38,600	667,394
Prudential Financial, Inc.	14,700	1,142,190

	Shares	Value (Note 1)
Reinsurance Group of America, Inc.	9,200	$ 452,180
Scottish Re Group Ltd.	33,200	553,776
The St. Paul Travelers Companies, Inc.	42,200	1,881,276
United America Indemnity Ltd. Class A (a)	53,700	1,119,108
Universal American Financial Corp. (a)	12,000	157,800
Willis Group Holdings Ltd.	35,500	1,139,550
		22,761,744
Real Estate Investment Trusts - 3.1%
Alexandria Real Estate Equities, Inc.	9,200	815,856
American Financial Realty Trust (SBI)	52,300	506,264
Annaly Mortgage Management, Inc.	23,800	304,878
Brandywine Realty Trust (SBI)	18,400	591,928
Developers Diversified Realty Corp.	22,300	1,163,614
Digital Realty Trust, Inc.	8,500	209,865
Equity Office Properties Trust	27,400	1,000,374
Equity Residential (SBI)	29,400	1,315,062
General Growth Properties, Inc.	40,900	1,842,954
Kimco Realty Corp.	33,300	1,215,117
Pennsylvania (REIT) (SBI)	24,500	989,065
United Dominion Realty Trust, Inc. (SBI)	53,900	1,509,739
Vornado Realty Trust	11,000	1,073,050
		12,537,766
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	38,500	1,466,080
Fannie Mae	68,200	3,280,420
Freddie Mac	38,600	2,200,586
Hudson City Bancorp, Inc.	94,700	1,262,351
		8,209,437
TOTAL FINANCIALS		53,558,491
HEALTH CARE - 11.9%
Biotechnology - 0.7%
Cephalon, Inc. (a)	34,600	2,079,460
MedImmune, Inc. (a)	19,500	528,450
Myogen, Inc. (a)	7,900	229,100
		2,837,010
Health Care Equipment & Supplies - 3.2%
Advanced Medical Optics, Inc. (a)	25,300	1,282,710
Baxter International, Inc.	166,400	6,116,864
Becton, Dickinson & Co.	34,000	2,078,420
Boston Scientific Corp. (a)	60,600	1,020,504
CONMED Corp. (a)	30,038	621,787
Dade Behring Holdings, Inc.	17,105	712,252
Hospira, Inc. (a)	1,200	51,528
Wright Medical Group, Inc. (a)	37,500	784,875
		12,668,940
Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	29,000	1,215,680
Chemed Corp.	19,600	1,068,788
Community Health Systems, Inc. (a)	80,200	2,947,350
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.	40,600	$ 1,751,890
Health Net, Inc. (a)	14,900	673,033
McKesson Corp.	57,200	2,704,416
Medco Health Solutions, Inc. (a)	19,800	1,134,144
Omnicare, Inc.	28,800	1,365,696
Quest Diagnostics, Inc.	66,300	3,972,696
Sunrise Senior Living, Inc. (a)	18,300	505,995
Triad Hospitals, Inc. (a)	24,700	977,626
Universal Health Services, Inc. Class B	57,400	2,884,924
		21,202,238
Health Care Technology - 0.0%
Emdeon Corp. (a)	4,478	55,572
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International, Inc. (a)	52,500	1,932,000
Fisher Scientific International, Inc. (a)	21,800	1,592,490
Varian, Inc. (a)	60,000	2,490,600
Waters Corp. (a)	21,510	955,044
		6,970,134
Pharmaceuticals - 1.1%
Schering-Plough Corp.	145,300	2,765,059
Teva Pharmaceutical Industries Ltd. sponsored ADR	47,900	1,513,161
Wyeth	5,300	235,373
		4,513,593
TOTAL HEALTH CARE		48,247,487
INDUSTRIALS - 8.6%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	24,900	1,003,470
Precision Castparts Corp.	3,300	197,208
		1,200,678
Airlines - 0.8%
ACE Aviation Holdings, Inc. Class A (a)	21,300	594,370
Ryanair Holdings PLC sponsored ADR (a)(d)	24,000	1,265,280
Southwest Airlines Co.	45,000	736,650
TAM SA (PN) sponsored ADR (ltd. vtg.)	26,800	728,960
		3,325,260
Building Products - 1.1%
American Standard Companies, Inc.	21,200	917,324
Masco Corp.	125,000	3,705,000
		4,622,324
Commercial Services & Supplies - 1.6%
Allied Waste Industries, Inc. (a)	43,100	489,616
Aramark Corp. Class B	33,600	1,112,496
Cendant Corp.	31,100	506,619
Manpower, Inc.	4,400	284,240
Navigant Consulting, Inc. (a)	39,900	903,735

	Shares	Value (Note 1)
Pike Electric Corp.	23,449	$ 451,628
Steelcase, Inc. Class A	34,600	569,170
The Brink's Co.	41,400	2,335,374
		6,652,878
Industrial Conglomerates - 1.3%
Tyco International Ltd.	185,300	5,095,750
Machinery - 1.8%
Albany International Corp. Class A	16,219	687,523
Briggs & Stratton Corp.	48,900	1,521,279
Deere & Co.	13,100	1,093,719
Mueller Water Products, Inc. Class A (d)	16,300	283,783
SPX Corp.	68,200	3,815,790
		7,402,094
Road & Rail - 1.6%
Canadian National Railway Co.	22,000	960,960
Con-way, Inc.	31,000	1,795,830
Laidlaw International, Inc.	111,400	2,807,280
Old Dominion Freight Lines, Inc. (a)	19,140	719,473
		6,283,543
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	1,400	44,590
Macquarie Infrastructure Co. Trust	16,602	458,049
		502,639
TOTAL INDUSTRIALS		35,085,166
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.5%
ADC Telecommunications, Inc. (a)	68,528	1,155,382
Alcatel SA sponsored ADR (a)	64,400	812,084
Belden CDT, Inc.	194,400	6,424,918
Dycom Industries, Inc. (a)	138,100	2,940,149
Lucent Technologies, Inc. (a)	158,800	384,296
Motorola, Inc.	34,900	703,235
Nokia Corp. sponsored ADR	49,900	1,010,974
Nortel Networks Corp. (a)	279,100	624,288
		14,055,326
Computers & Peripherals - 3.4%
Diebold, Inc.	42,600	1,730,412
Emulex Corp. (a)	40,100	652,427
Imation Corp.	2,500	102,625
Intermec, Inc. (a)	17,700	406,038
NCR Corp. (a)	57,100	2,092,144
Seagate Technology	195,025	4,415,366
Sun Microsystems, Inc. (a)	126,600	525,390
Western Digital Corp. (a)	197,500	3,912,475
		13,836,877
Electronic Equipment & Instruments - 6.1%
Agilent Technologies, Inc. (a)	101,800	3,212,808
Arrow Electronics, Inc. (a)	53,000	1,706,600
Avnet, Inc. (a)	159,800	3,199,196
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
AVX Corp. (d)	95,600	$ 1,509,524
CDW Corp.	20,900	1,142,185
Celestica, Inc. (sub. vtg.) (a)	263,300	2,493,130
Flextronics International Ltd. (a)	359,700	3,820,014
Ingram Micro, Inc. Class A (a)	60,800	1,102,304
Mettler-Toledo International, Inc. (a)	9,900	599,643
Molex, Inc.	57,200	1,920,204
Symbol Technologies, Inc.	346,800	3,741,972
Tech Data Corp. (a)	8,700	333,297
		24,780,877
IT Services - 1.6%
Ceridian Corp. (a)	140,200	3,426,488
Hewitt Associates, Inc. Class A (a)	92,700	2,083,896
Satyam Computer Services Ltd. sponsored ADR	27,189	901,043
		6,411,427
Office Electronics - 1.3%
Xerox Corp. (a)	377,100	5,245,461
Semiconductors & Semiconductor Equipment - 4.4%
Actel Corp. (a)	7,208	103,435
AMIS Holdings, Inc. (a)	56,703	567,030
Amkor Technology, Inc. (a)	31,000	293,260
Applied Materials, Inc.	127,500	2,075,700
Applied Micro Circuits Corp. (a)	420,000	1,146,600
ASML Holding NV (NY Shares) (a)	112,900	2,282,838
DSP Group, Inc. (a)	15,100	375,235
Fairchild Semiconductor International, Inc. (a)	120,700	2,193,119
Maxim Integrated Products, Inc.	11,300	362,843
MKS Instruments, Inc. (a)	42,300	851,076
National Semiconductor Corp.	86,400	2,060,640
Omnivision Technologies, Inc. (a)(d)	173,300	3,660,096
Samsung Electronics Co. Ltd.	2,900	1,843,259
Spansion, Inc.	11,600	184,904
		18,000,035
Software - 1.3%
Activision, Inc. (a)	70,721	804,805
Cadence Design Systems, Inc. (a)	51,700	886,655
Hyperion Solutions Corp. (a)	26,500	731,400
Symantec Corp. (a)	101,200	1,572,648
Take-Two Interactive Software, Inc. (a)	53,750	572,975
THQ, Inc. (a)	38,941	841,126
		5,409,609
TOTAL INFORMATION TECHNOLOGY		87,739,612
MATERIALS - 4.5%
Chemicals - 2.3%
Albemarle Corp.	5,400	258,552

	Shares	Value (Note 1)
Ashland, Inc.	35,800	$ 2,387,860
Bayer AG	4,900	224,959
BOC Group PLC sponsored ADR	7,200	421,200
Celanese Corp. Class A	54,930	1,121,671
Chemtura Corp.	209,744	1,959,009
Cytec Industries, Inc.	39,800	2,135,668
Georgia Gulf Corp.	24,420	610,988
Israel Chemicals Ltd.	83,600	333,928
		9,453,835
Containers & Packaging - 1.2%
Owens-Illinois, Inc. (a)	213,800	3,583,288
Packaging Corp. of America	56,200	1,237,524
		4,820,812
Metals & Mining - 1.0%
Alcan, Inc.	34,600	1,620,742
Alcoa, Inc.	53,000	1,715,080
Oregon Steel Mills, Inc. (a)	12,757	646,270
		3,982,092
TOTAL MATERIALS		18,256,739
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.3%
Alaska Communication Systems Group, Inc.	85,900	1,086,635
AT&T, Inc.	67,900	1,893,731
BellSouth Corp.	53,700	1,943,940
Citizens Communications Co.	68,300	891,315
Iowa Telecommunication Services, Inc.	52,952	1,001,852
NTELOS Holding Corp.	32,300	466,735
Philippine Long Distance Telephone Co. sponsored ADR	12,900	445,308
Verizon Communications, Inc.	51,800	1,734,782
		9,464,298
Wireless Telecommunication Services - 1.1%
ALLTEL Corp.	32,600	2,080,858
Dobson Communications Corp. Class A (a)	110,300	852,619
MTN Group Ltd.	9,100	67,139
Sprint Nextel Corp.	73,800	1,475,262
		4,475,878
TOTAL TELECOMMUNICATION SERVICES		13,940,176
UTILITIES - 3.7%
Electric Utilities - 1.8%
Edison International	45,100	1,758,900
Entergy Corp.	19,500	1,379,625
Exelon Corp.	21,800	1,238,894
FPL Group, Inc.	30,700	1,270,366
PPL Corp.	45,900	1,482,570
		7,130,355
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	55,500	$ 1,023,975
Constellation Energy Group, Inc.	11,500	626,980
NRG Energy, Inc. (a)	26,300	1,267,134
TXU Corp.	28,100	1,680,099
		4,598,188
Multi-Utilities - 0.8%
CMS Energy Corp. (a)	50,200	649,588
Dominion Resources, Inc.	9,200	688,068
PG&E Corp.	29,400	1,154,832
Public Service Enterprise Group, Inc.	13,200	872,784
		3,365,272
TOTAL UTILITIES		15,093,815
TOTAL COMMON STOCKS (Cost $370,768,135)		393,176,161
Money Market Funds - 5.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b)	14,978,783	$ 14,978,783
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	5,088,525	5,088,525
TOTAL MONEY MARKET FUNDS (Cost $20,067,308)		20,067,308
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $390,835,443)		413,243,469
NET OTHER ASSETS - (1.7)%		(6,762,916)
NET ASSETS - 100%		$ 406,480,553
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 422,443
Fidelity Securities Lending Cash Central Fund	22,860
Total	$ 445,303
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.3%
Cayman Islands	2.1%
Canada	1.6%
Bermuda	1.6%
Others (individually less than 1%)	6.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Value Strategies Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,960,584) - See accompanying schedule: Unaffiliated issuers (cost $370,768,135)	$ 393,176,161
Affiliated Central Funds (cost $20,067,308)	20,067,308
Total Investments (cost $390,835,443)		$ 413,243,469
Cash		47,785
Foreign currency held at value (cost $29,508)		29,543
Receivable for investments sold		2,279,717
Receivable for fund shares sold		140,810
Dividends receivable		465,142
Interest receivable		74,558
Prepaid expenses		935
Other receivables		5,353
Total assets		416,287,312

Liabilities
Payable for investments purchased	$ 4,157,534
Payable for fund shares redeemed	236,912
Accrued management fee	189,266
Distribution fees payable	44,177
Other affiliated payables	38,360
Other payables and accrued expenses	51,985
Collateral on securities loaned, at value	5,088,525
Total liabilities		9,806,759

Net Assets		$ 406,480,553
Net Assets consist of:
Paid in capital		$ 365,150,915
Undistributed net investment income		920,781
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,000,887
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,407,970
Net Assets		$ 406,480,553

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($127,851,259 ÷ 10,638,486 shares)	$ 12.02

Service Class: Net Asset Value, offering price and redemption price per share ($65,683,845 ÷ 5,482,553 shares)	$ 11.98

Service Class 2: Net Asset Value, offering price and redemption price per share ($188,339,287 ÷ 15,636,836 shares)	$ 12.04

Investor Class: Net Asset Value, offering price and redemption price per share ($24,606,162 ÷ 2,052,798 shares)	$ 11.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Value Strategies Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 2,303,032
Interest		1,052
Income from affiliated Central Funds		445,303
Total income		2,749,387

Expenses
Management fee	$ 1,197,057
Transfer agent fees	156,064
Distribution fees	280,821
Accounting and security lending fees	88,204
Independent trustees' compensation	815
Custodian fees and expenses	41,615
Registration fees	599
Audit	21,333
Legal	2,723
Miscellaneous	23,838
Total expenses before reductions	1,813,069
Expense reductions	(12,512)	1,800,557
Net investment income (loss)		948,830
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,813,709
Foreign currency transactions	(589)
Total net realized gain (loss)		18,813,120
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,966,868)
Assets and liabilities in foreign currencies	133
Total change in net unrealized appreciation (depreciation)		(3,966,735)
Net gain (loss)		14,846,385
Net increase (decrease) in net assets resulting from operations		$ 15,795,215

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 948,830	$ 1,878,330
Net realized gain (loss)	18,813,120	72,839,947
Change in net unrealized appreciation (depreciation)	(3,966,735)	(69,115,639)
Net increase (decrease) in net assets resulting from operations	15,795,215	5,602,638
Distributions to shareholders from net investment income	(1,956,144)	-
Distributions to shareholders from net realized gain	(71,173,533)	(16,781,184)
Total distributions	(73,129,677)	(16,781,184)
Share transactions - net increase (decrease)	44,227,893	(104,368,329)
Total increase (decrease) in net assets	(13,106,569)	(115,546,875)

Net Assets
Beginning of period	419,587,122	535,133,997
End of period (including undistributed net investment income of $920,781 and undistributed net investment income of $1,933,663, respectively)	$ 406,480,553	$ 419,587,122

See accompanying notes which are an integral part of the financial statements.

VIP Value Strategies Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01	$ 14.13	$ 12.41	$ 7.91	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.07	.01	- H	.01
Net realized and unrealized gain (loss)	.49	.28	1.74	4.58	(2.10)
Total from investment operations	.53	.35	1.75	4.58	(2.09)
Distributions from net investment income	(.08)	-	-	-	-
Distributions from net realized gain	(2.44)	(.47)	(.03)	(.08)	-
Total distributions	(2.52)	(.47)	(.03)	(.08)	-
Net asset value, end of period	$ 12.02	$ 14.01	$ 14.13	$ 12.41	$ 7.91
Total Return B, C, D	3.81%	2.66%	14.13%	57.91%	(20.90)%
Ratios to Average Net Assets G
Expenses before reductions	.72% A	.72%	.71%	.76%	1.43% A
Expenses net of fee waivers, if any	.72% A	.72%	.71%	.76%	1.00% A
Expenses net of all reductions	.71% A	.66%	.70%	.73%	.95% A
Net investment income (loss)	.59% A	.54%	.10%	.02%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,851	$ 144,685	$ 229,764	$ 161,705	$ 1,191
Portfolio turnover rate	56% A	109%	41%	47%	65% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period February 20, 2002 (commencement of operations) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 14.09	$ 12.39	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.06	- H	(.01)	- H
Net realized and unrealized gain (loss)	.49	.27	1.73	4.58	(2.10)
Total from investment operations	.52	.33	1.73	4.57	(2.10)
Distributions from net investment income	(.07)	-	-	-	-
Distributions from net realized gain	(2.44)	(.45)	(.03)	(.08)	-
Total distributions	(2.51)	(.45)	(.03)	(.08)	-
Net asset value, end of period	$ 11.98	$ 13.97	$ 14.09	$ 12.39	$ 7.90
Total Return B, C, D	3.73%	2.55%	13.99%	57.79%	(21.00)%
Ratios to Average Net Assets G
Expenses before reductions	.82% A	.82%	.81%	.84%	1.52% A
Expenses net of fee waivers, if any	.82% A	.82%	.81%	.84%	1.10% A
Expenses net of all reductions	.81% A	.76%	.80%	.81%	1.05% A
Net investment income (loss)	.49% A	.44%	-%	(.06)%	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,684	$ 74,698	$ 98,542	$ 83,146	$ 9,774
Portfolio turnover rate	56% A	109%	41%	47%	65% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period February 20, 2002 (commencement of operations) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.02	$ 14.14	$ 12.45	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.04	(.02)	(.02)	(.01)
Net realized and unrealized gain (loss)	.49	.28	1.74	4.58	(2.04)
Total from investment operations	.51	.32	1.72	4.56	(2.05)
Distributions from net investment income	(.05)	-	-	-	-
Distributions from net realized gain	(2.44)	(.44)	(.03)	(.06)	-
Total distributions	(2.49)	(.44)	(.03)	(.06)	-
Net asset value, end of period	$ 12.04	$ 14.02	$ 14.14	$ 12.45	$ 7.95
Total Return B, C, D	3.62%	2.43%	13.84%	57.36%	(20.50)%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	.97%	.97%	.99%	1.68% A
Expenses net of fee waivers, if any	.97% A	.97%	.97%	.99%	1.25% A
Expenses net of all reductions	.96% A	.91%	.95%	.96%	1.21% A
Net investment income (loss)	.34% A	.29%	(.15)%	(.21)%	(.12)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 188,339	$ 191,845	$ 206,828	$ 166,160	$ 43,505
Portfolio turnover rate	56% A	109%	41%	47%	65% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period February 20, 2002 (commencement of operations) to December 31, 2002. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 13.59
Income from Investment Operations
Net investment income (loss) E	.03	.02
Net realized and unrealized gain (loss)	.49	.39
Total from investment operations	.52	.41
Distributions from net investment income	(.09)	-
Distributions from net realized gain	(2.44)	-
Total distributions	(2.53)	-
Net asset value, end of period	$ 11.99	$ 14.00
Total Return B, C, D	3.72%	3.02%
Ratios to Average Net Assets G
Expenses before reductions	.86% A	.93% A
Expenses net of fee waivers, if any	.86% A	.93% A
Expenses net of all reductions	.85% A	.87% A
Net investment income (loss)	.45% A	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,606	$ 8,360
Portfolio turnover rate	56% A	109%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Value Strategies Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the trust) (referred to in this report as VIP Value Strategies Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 42,680,412
Unrealized depreciation	(21,196,989)
Net unrealized appreciation (depreciation)	$ 21,483,423
Cost for federal income tax purposes	$ 391,760,046

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $114,280,840 and $135,632,975, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 36,827
Service Class 2	243,994
$ 280,821

VIP Value Strategies Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 47,219
Service Class	24,217
Service Class 2	67,616
Investor Class	17,012
$ 156,064

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,107 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $627 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $22,860.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,199 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $313.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 56% of the total outstanding shares of the Fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005A
From net investment income
Initial Class	$ 813,427	$ -
Service Class	391,977	-
Service Class 2	682,518	-
Investor Class	68,222	-
Total	$ 1,956,144	$ -
From net realized gain
Initial Class	$ 23,628,140	$ 7,370,772
Service Class	13,101,692	2,939,666
Service Class 2	32,653,795	6,470,746
Investor Class	1,789,906	-
Total	$ 71,173,533	$ 16,781,184

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005A	Six months ended June 30, 2006	Year ended December 31, 2005A
Initial Class
Shares sold	364,820	941,313	$ 4,552,072	$ 12,576,015
Reinvestment of distributions	2,033,408	561,369	24,441,567	7,370,772
Shares redeemed	(2,086,135)	(7,437,088)	(27,048,137)	(99,160,238)
Net increase (decrease)	312,093	(5,934,406)	$ 1,945,502	$ (79,213,451)
Service Class
Shares sold	748,909	1,858,986	$ 9,895,386	$ 24,697,179
Reinvestment of distributions	1,125,410	224,402	13,493,668	2,939,666
Shares redeemed	(1,738,612)	(3,731,194)	(21,901,477)	(49,009,601)
Net increase (decrease)	135,707	(1,647,806)	$ 1,487,577	$ (21,372,756)
Service Class 2
Shares sold	1,038,031	2,865,534	$ 13,086,492	$ 38,335,617
Reinvestment of distributions	2,764,205	491,325	33,336,312	6,470,746
Shares redeemed	(1,848,901)	(4,298,816)	(23,692,820)	(56,604,579)
Net increase (decrease)	1,953,335	(941,957)	$ 22,729,984	$ (11,798,216)
Investor Class
Shares sold	1,419,400	620,546	$ 17,767,913	$ 8,330,815
Reinvestment of distributions	154,844	-	1,858,127	-
Shares redeemed	(118,656)	(23,336)	(1,561,210)	(314,721)
Net increase (decrease)	1,455,588	597,210	$ 18,064,830	$ 8,016,094

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Value Strategies Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Value Strategies Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPVS-SANN-0806
1.774744.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III: Value Strategies Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III: Value Strategies Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006